Bank Borrowings - Schedule of Contractual Repayment (Details)	Jun. 30, 2026 USD ($)
Schedule of Contractual Repayment [Abstract]
Year ending June 30, 2027	$ 24,782
Year ending June 30, 2028	151,099
Year ending June 30, 2029	155,307
Year ending June 30, 2030	64,082
Total bank borrowings	$ 395,270